Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities

	JPY (millions) As of March 31
	2020	2021
Accrued expenses	¥456,621	¥459,384
Deferred income	31,591	50,228
Other	63,967	89,937
Total	¥552,179	¥599,549
Non-current	¥52,793	¥56,898
Current	¥499,386	¥542,651